Sun Life Insurance and Annuity Company of New York
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

July 17, 2007

Securities and Exchange Commission
901 E Street, N.W.
Washington, D.C. 20549-0506

Re:	Sun Life (N.Y.) Variable Account D ("Registrant")
Sun Life Insurance and Annuity Company of New York ("Depositor" or "Sun Life NY")
Registration Statement on Form N-6 ("Registration Statement")

Commissioners:

Enclosed herewith for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is a Registration Statement on Form N-6 of Sun Life (N.Y.) Variable Account D.  The Registration Statement is being filed for the purpose of registering the variable portion of an indefinite number of flexible premium fixed and variable life insurance policies (“new Policies”).

The prospectus within the Registration Statement is substantially similar to the prospectus within File No. 333-143353, filed May 30, 2007 and pending comment.  The major differences between the prospectus for the new Policies and the prospectus within 333-143353 are as follows:

•	The Company name and Variable Account are different.

•	The addition of an asset allocation program and the addition of a Travel Assistance Endorsement. (Both of these items will be added to 333-143353 via the correspondence/pre-effective amendment phase.)

•
The addition of a reinstatement provision and a right to transfer all amounts in the Variable Account to the fixed account option should a material change occur in the Variable Account.  (Both of these items are required by the New York Insurance statutes.)

We do not believe that the enclosed Registration Statement presents any substantial novel disclosure or regulatory issues.  A courtesy copy of the prospectus for the new Policies, to be provided to the Commission Staff under separate cover, has been redlined to show each difference between it and 333-143353.

Registrant intends to file a pre-effective amendment to the Registration Statement to respond to any the Commission Staff’s comments.  At that time, Registrant will update the Registration Statement with the December 31, 2006, financial statements of the Depositor.

Should you have any questions regarding this filing, please contact the undersigned at (781) 446-1638.

Respectfully yours,

/Susan J. Lazzo/

Susan J. Lazzo
Senior Counsel